Loans and Allowance for Loan Losses - Transactions in Allowance for Loan Losses (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Provision for loan losses	$ 1,097	$ 1,088	$ 1,090	$ 1,023	$ 436	$ 436	$ 420	$ 389	$ 89	$ 141	$ 82	$ 67	$ 4,298	$ 1,681
Allowance for loan losses:
Beginning balance				23,909				22,731					23,909	22,731
Charge-offs													(1,663)	(1,222)
Recoveries													630	719
Ending balance	27,174				23,909				22,731				27,174	23,909
Ending balance individually evaluated for impairment	1,164				427								1,164	427
Ending balance collectively evaluated for impairment	26,010				23,482								26,010	23,482
Loans:
Ending balance	2,050,199				1,758,541								2,050,199	1,758,541
Ending balance individually evaluated for impairment	5,346				6,906								5,346	6,906
Ending balance collectively evaluated for impairment	2,044,853				1,751,635								2,044,853	1,751,635
Real Estate Portfolio Segment
Loans:
Ending balance	1,911,886				1,655,735								1,911,886	1,655,735
Real Estate Portfolio Segment | Residential 1-4 family
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Provision for loan losses													1,568	675
Allowance for loan losses:
Beginning balance				5,156				4,571					5,156	4,571
Charge-offs													(492)	(118)
Recoveries													65	28
Ending balance	6,297				5,156				4,571				6,297	5,156
Ending balance individually evaluated for impairment	852				136								852	136
Ending balance collectively evaluated for impairment	5,445				5,020								5,445	5,020
Loans:
Ending balance	460,692				406,667								460,692	406,667
Ending balance individually evaluated for impairment	2,829				2,678								2,829	2,678
Ending balance collectively evaluated for impairment	457,863				403,989								457,863	403,989
Real Estate Portfolio Segment | Multifamily
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Provision for loan losses													470	172
Allowance for loan losses:
Beginning balance				1,011				839					1,011	839
Charge-offs													0	0
Recoveries													0	0
Ending balance	1,481				1,011				839				1,481	1,011
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	1,481				1,011								1,481	1,011
Loans:
Ending balance	134,613				91,992								134,613	91,992
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	134,613				91,992								134,613	91,992
Real Estate Portfolio Segment | Commercial
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Provision for loan losses													436	(414)
Allowance for loan losses:
Beginning balance				9,267				9,541					9,267	9,541
Charge-offs													0	0
Recoveries													50	140
Ending balance	9,753				9,267				9,541				9,753	9,267
Ending balance individually evaluated for impairment	312				291								312	291
Ending balance collectively evaluated for impairment	9,441				8,976								9,441	8,976
Loans:
Ending balance	701,055				661,223								701,055	661,223
Ending balance individually evaluated for impairment	1,831				3,046								1,831	3,046
Ending balance collectively evaluated for impairment	699,224				658,177								699,224	658,177
Real Estate Portfolio Segment | Construction
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Provision for loan losses													921	586
Allowance for loan losses:
Beginning balance				6,094				5,387					6,094	5,387
Charge-offs													(19)	0
Recoveries													88	121
Ending balance	7,084				6,094				5,387				7,084	6,094
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	7,084				6,094								7,084	6,094
Loans:
Ending balance	518,245				392,039								518,245	392,039
Ending balance individually evaluated for impairment	686				1,182								686	1,182
Ending balance collectively evaluated for impairment	517,559				390,857								517,559	390,857
Real Estate Portfolio Segment | Farmland
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Provision for loan losses													(266)	(168)
Allowance for loan losses:
Beginning balance				487				658					487	658
Charge-offs													0	(3)
Recoveries													0	0
Ending balance	221				487				658				221	487
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	221				487								221	487
Loans:
Ending balance	24,071				34,212								24,071	34,212
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	24,071				34,212								24,071	34,212
Real Estate Portfolio Segment | Second mortgages
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Provision for loan losses													24	(10)
Allowance for loan losses:
Beginning balance				94				112					94	112
Charge-offs													0	(11)
Recoveries													0	3
Ending balance	118				94				112				118	94
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	118				94								118	94
Loans:
Ending balance	11,197				8,952								11,197	8,952
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	11,197				8,952								11,197	8,952
Real Estate Portfolio Segment | Equity lines of credit
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Provision for loan losses													7	45
Allowance for loan losses:
Beginning balance				723				675					723	675
Charge-offs													0	0
Recoveries													1	3
Ending balance	731				723				675				731	723
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	731				723								731	723
Loans:
Ending balance	62,013				60,650								62,013	60,650
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	62,013				60,650								62,013	60,650
Agricultural, installment and other
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Provision for loan losses													920	786
Allowance for loan losses:
Beginning balance				676				562					676	562
Charge-offs													(1,152)	(1,090)
Recoveries													423	418
Ending balance	867				676				562				867	676
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	867				676								867	676
Loans:
Ending balance	60,068				54,867								60,068	54,867
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	60,068				54,867								60,068	54,867
Commercial
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Provision for loan losses													218	9
Allowance for loan losses:
Beginning balance				$ 401				$ 386					401	386
Charge-offs													0	0
Recoveries													3	6
Ending balance	622				401				$ 386				622	401
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	622				401								622	401
Loans:
Ending balance	78,245				47,939								78,245	47,939
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	$ 78,245				$ 47,939								$ 78,245	$ 47,939